Intangible assets, net (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Impaired or pledged intangible assets	$ 0	$ 0
Impairment of intangible asset due to vocational education	175,802	8,051,199
Additions to intangible assets			$ 1,850,484
Disposals to intangible assets	0	0
Amortization expenses	$ 70,112	$ 5,833,439	$ 7,771,842